Contingencies, Commitments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2011
Contingencies, Commitments and Guarantees [Abstract]
Commitments - Leases

	Rental Income	Sublease Income	Gross Rental Payments
	(In millions)
2012	$425	$17	$337
2013	$386	$20	$279
2014	$332	$12	$202
2015	$283	$12	$172
2016	$223	$12	$145
Thereafter	$921	$74	$917

Asbestos Related Claims [Member]
Loss Contingencies [Line Items]
Schedule of Loss Contingencies by Contingency

	December 31,
	2011	2010	2009
	(In millions, except number of claims)
Asbestos personal injury claims at year end	66,747	68,513	68,804
Number of new claims during the year	4,972	5,670	3,910
Settlement payments during the year (1)	$34.2	$34.9	$37.6

(1)

Settlement payments represent payments made by MLIC during the year in connection with settlements made in that year and in prior years. Amounts do not include MLIC’s attorneys’ fees and expenses and do not reflect amounts received from insurance carriers.

Insurance-related Assessments [Member]
Loss Contingencies [Line Items]
Schedule of Loss Contingencies by Contingency

	December 31,
	2011	2010
	(In millions)
Other Assets:
Premium tax offset for future undiscounted assessments	$97	$55
Premium tax offsets currently available for paid assessments	14	8
Receivable for reimbursement of paid assessments (1)	6	6

	$117	$69

Other Liabilities:
Insolvency assessments	$193	$94

(1)	The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.